Investments in Associates and Joint Ventures (Details) S/ in Thousands, $ in Millions				1 Months Ended				12 Months Ended
	Nov. 21, 2023	Oct. 04, 2022 USD ($)	Dec. 04, 2017 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Nov. 30, 2015	May 31, 2014 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Investments in Associates and Joint Ventures (Details) [Line Items]
Bridge loan amount									$ 129.0
Percentage of investment equivalent								21.49%	21.49%
Accounts receivable from related parties | S/								S/ 543,728		S/ 570,137
Recognized claims			$ 11.8
Constructor amount			88.7
Favorable votes	59.00%
Qualified majority percentage	66.67%
Votes in attendance								59.00%	59.00%
Accounts receivable | S/								S/ (28,640)		S/ (336,106)		S/ (143,190)
Management maintains the recovery estimate term								8 years	8 years	8 years	8 years
Discount rate								5.86%		5.86%					5.86%	5.86%
Estimates amount (in Nuevos Soles) | S/								S/ 72,200
Impairment of its total investment (in Nuevos Soles) | S/										S/ 10,800
Performance bond amount				$ 1.4	$ 7.5
Dividends received																$ 0.0	$ 1.9
Gasoducto Sur Peruano S.A. [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Interest percentage						20.00%
Investment amount								S/ 811,000							$ 242.5
Percentage of bridge loan								21.49%	21.49%
Performance guarantee established in the concession contract									$ 262.5
Percentage of performance guarantee established in concession contract								21.49%	21.49%
Bridge loan amount									$ 600.0
Total investment									242.5
Enforcement of guarantees									52.5
Accounts receivable from related parties															$ 181.5
Recognized the value of accounts receivable									73.5
Lost profits									10.0
Audit firm engaged by GSP														$ 2,602.0
Subsequently adjusted auditing firm GSP													$ 2,110.0
Accounts receivable claim			0.4
Held in trust for the benefit			$ 169.3
Accounts receivable								S/ 527,700	142.4	542,400	$ 142.4
Consorcio Constructor Ductos del Sur [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Interest percentage						29.00%
AENZA S.A.A. holds [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Present value net of impairment exchange difference								236,600	63.9	243,200	63.9
Cumbra Peru S.A. holds [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Present value net of impairment exchange difference								291,100	$ 78.5	299,200	$ 78.5
Concesionaria Chavimochic S.A.C. [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Interest percentage							26.50%
Investment amount							$ 647.0
Concession period term							25 years
Percentage of concession contract							70.00%
Concessionaire amount		$ 25.3
Execution rate		70.00%
Execution payment		$ 25.0
Impairment of its total investment (in Nuevos Soles) | S/										S/ 14,500
Logistica Quimicos del Sur S.A [Member]
Investments in Associates and Joint Ventures (Details) [Line Items]
Dividends received | S/								S/ 4,500